Accounts and Other Receivables - Allowance for Doubtful Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Receivables [Abstract]
Balance at beginning of period	$ 2.1	$ 2.3
Charged to expense	0.2	1.0
Write-offs, net of recoveries	(1.3)	(1.2)
Balance at end of period	$ 1.0	$ 2.1